Subsequent Event (10K) (Details Textual) - USD ($)						1 Months Ended
	Jan. 21, 2016	Jan. 20, 2016	Dec. 17, 2015	Dec. 15, 2015	Nov. 25, 2015	Mar. 31, 2015	Feb. 28, 2015	Sep. 30, 2015	Mar. 24, 2015	Dec. 31, 2014	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Subsequent Event [Line Items]
Number of common shares callable by warrants												3,000
Warrants Weighted Average Exercise Price								$ 33.00		$ 35.500	$ 35.75	$ 36.125	$ 33.625
Subsequent Event [Member]
Subsequent Event [Line Items]
Subsequent Event, Date						Mar. 24, 2015	Feb. 23, 2015
Subsequent Event, Description						the Company entered into subscription agreements with certain investors	the Company and the Lender mutually agreed to terminate the Credit Agreement
Preferred Units, Issued									1,233,000
Share Price									$ 1.00
Aggregate purchase price						$ 1,233,000
Preferred Units, Description						Each Unit consists of one (1) share of the Company Series D-1 Preferred Stock and one (1) warrant to purchase 22.22 shares of the Company Common Stock
Number of common shares callable by warrants									22,000
Subsequent Event [Member] | Common Stock Warrants [Member]
Subsequent Event [Line Items]
Preferred Units, Components									1
Warrants Weighted Average Exercise Price									$ 28.1250
Exercise period of warrants						3 years
Subsequent Event [Member] | Unsecured Convertible Promissory Notes [Member]
Subsequent Event [Line Items]
Convertible promissory notes aggregate principal amount				$ 268,000	$ 1,000,000
Consideration of gross cash proceeds					750,000
Exchange of demand note					$ 250,000
Convertible promissory notes interest rate percentage				24.00%
Conversion price percentage				30.00%
Common stock public offering term after maturity period of convertible notes				60 days
Amount of pre-money valuation base for conversion price				$ 5,000,000
Cash payment percentage to each note holder upon conversion				1.50%
Value of notes converted of the revenue actually received				$ 100,000
Subsequent Event [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Reverse stock split range of outstanding common stock	1-for-1,250
Subsequent Event [Member] | Common Stock [Member] | Minimum [Member]
Subsequent Event [Line Items]
Reverse stock split range of outstanding common stock		1-for-750
Common stock sale price (in dollars per share)		$ 4.00
Gross proceeds to conversion price of each series of preferred stock		$ 8,000,000
Subsequent Event [Member] | Common Stock [Member] | Maximum [Member]
Subsequent Event [Line Items]
Reverse stock split range of outstanding common stock		1-for-1,250
Subsequent Event [Member] | Common Stock [Member] | IPO [Member]
Subsequent Event [Line Items]
Common stock issued under public offering (in shares)			10,000,000
Subsequent Event [Member] | Series D One Preferred Stock [Member]
Subsequent Event [Line Items]
Preferred Units, Components									1
Preferred stock initial conversion price									$ 0.0225